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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - March 31, 2009 (unaudited)

Number of Shares		Value
	Common Stocks - 116.6%
	Business Services - 1.3%
20,000	Fiserv Inc.*	$729,200

	Consumer Discretionary - 31.5%
167,200	American Eagle Outfitters, Inc.	2,046,528
120,000	Bed Bath & Beyond, Inc.*	2,970,000
60,500	Best Buy Co., Inc.	2,296,580
90,000	Coach Inc.	1,503,000
30,300	Home Depot, Inc.	713,868
67,000	Kohls Corp.*	2,835,440
110,000	Lowe's Cos, Inc.	2,007,500
105,000	Starbucks Corp.*	1,166,550
70,000	Target Corp.	2,407,300
40,000	Williams-Sonoma, Inc.	403,200

	Consumer Services - 9.7%
95,000	eBay Inc.*	1,193,200
60,000	Garmin Ltd.	1,272,600
4,000	Google, Inc-Class A*	1,392,240
67,000	Intuit Inc.*	1,809,000

	Energy - 10.7%
28,000	Apache Corp.	1,794,520
30,000	Schlumberger Ltd.	1,218,600
25,000	Transocean Ltd.	1,471,000
25,000	Unit Corp.	523,000
40,000	XTO Energy Inc.	1,224,800

	Exchange Traded Funds - 3.1%
60,000	Powershares QQQ	1,819,200

	Financials - 17.1%
35,000	Affiliated Managers Group, Inc.*	1,459,850
47,200	American Express Co.	643,336
61,867	Bank of America Corp.	421,933
70,000	Capital One Financial Corp.	856,800
130,000	Citigroup, Inc.	328,900
23,000	Franklin Resources Inc.	1,239,010
95,000	Marshall & Ilsley Corp.	534,850
60,000	Morgan Stanley & Co.	1,366,200
50,000	State Street Corp.	1,539,000
110,000	Wells Fargo & Co.	1,566,400

	Health Care - 17.6%
43,100	Biogen Idec*	2,259,302
35,000	Medtronic Inc.	1,031,450
113,700	Mylan, Inc.*	1,524,717
109,800	Pfizer Inc.	1,495,476
86,000	UnitedHealth Group	1,799,980
35,000	Waters Corp.*	1,293,250
24,000	Zimmer Holdings, Inc.*	876,000

	Insurance - 2.2%
65,000	Aflac, Inc.	35,500
25,000	MGIC Investment Corp.*	1,258,400

	Software - 4.1%
40,000	Check Point Software Technologies Ltd.*	888,400
100,000	Symantec Corp.*	1,494,000

	Technology - 19.3%
60,000	Applied Materials, Inc.	645,000
170,000	Cisco Systems, Inc.*	2,850,900
100,000	Dell Inc.*	948,000
165,000	EMC Corp.	1,881,000
260,000	Flextronics International Ltd.*	751,400
60,000	Microsoft Corp.	1,102,200
30,000	Qualcomm Inc.	1,167,300
60,000	Yahoo! Inc.*	768,600
60,000	Zebra Technologies Corp.-Class A*	1,141,200

	Total Long-Term Investments
	(Cost $126,973,155)	67,965,680
	* Non-income producing

	Short-Term Investments - 6.9%
	AIM STIT Government & Agency Money Market - 6.9%	4,000,000

	Total Investments - 123.5%
	(Cost $130,973,155)	71,965,680
	Cash and other assets less liabilities - 2.7%	1,580,122
	Loan outstanding - (17.2%)	(10,000,000)
	Total Call Options Written - (9.0%)	(5,246,652)
	Net Assets - 100%	$58,299,150

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written	Date	Price	Value
250	Affiliated Managers Group, Inc.	January 2010	$50.00	$197,500
523	American Eagle Outfitters, Inc.	May 2009	12.50	52,300
300	American Eagle Outfitters, Inc.	July 2009	22.50	10,500
549	American Eagle Outfitters, Inc.	August 2009	10.00	175,680
600	American Eagle Outfitters, Inc.	January 2010	12.50	151,500
20	Apache Corp.	July 2009	60.00	20,600
200	Applied Materials, Inc.	April 2009	10.00	20,000
400	Applied Materials, Inc.	January 2010	12.50	54,000
200	Bed Bath & Beyond, Inc.	May 2009	25.00	36,000
600	Bed Bath & Beyond, Inc.	August 2009	27.50	120,000
400	Bed Bath & Beyond, Inc.	January 2010	30.00	88,000
155	Best Buy Co., Inc.	June 2009	25.00	209,250
200	Best Buy Co., Inc.	June 2009	30.00	186,000
250	Best Buy Co., Inc.	January 2010	35.00	220,000
50	Biogen Idec	April 2009	50.00	18,500
136	Biogen Idec	July 2009	55.00	58,480
245	Biogen Idec	January 2010	55.00	183,750
200	Capital One Financial Corp.	June 2009	17.50	24,000
200	Capital One Financial Corp.	June 2009	35.00	1,500
182	Capital One Financial Corp.	January 2010	40.00	3,640
200	Check Point Software Technologies Ltd.	April 2009	20.00	49,000
200	Check Point Software Technologies Ltd.	July 2009	20.00	66,000
500	Cisco Systems, Inc.	April 2009	18.00	7,750
200	Cisco Systems, Inc.	January 2010	20.00	29,700
300	Citigroup, Inc.	June 2009	9.00	1,500
300	Coach Inc.	August 2009	12.50	159,000
400	Coach Inc.	August 2009	17.50	96,000
350	Dell Inc.	August 2009	12.00	18,375
400	Dell Inc.	January 2010	15.00	17,200
350	eBay Inc.	April 2009	15.00	1,050
350	EMC Corp.	April 2009	10.00	53,025
200	EMC Corp.	April 2009	12.00	6,600
500	EMC Corp.	July 2009	12.00	57,250
500	EMC Corp.	January 2010	12.50	81,250
200	Fiserv Inc.	June 2009	35.00	76,000
230	Franklin Resources, Inc.	July 2009	45.00	302,450
400	Garmin, Ltd.	July 2009	25.00	57,000
200	Garmin, Ltd.	January 2010	30.00	34,000
20	Google, Inc. - Class A	June 2009	320.00	92,400
303	Home Depot, Inc.	August 2009	25.00	63,327
370	Intuit Inc.	July 2009	25.00	136,900
300	Intuit Inc.	January 2010	27.50	115,500
130	Kohl's Corp.	April 2009	35.00	97,500
500	Lowe's Cos, Inc.	October 2009	15.00	230,000
300	Marshall & Ilsley Corp.	June 2009	15.00	1,500
250	MGIC Investment Corp.	June 2009	5.00	1,875
300	Microsoft Corp.	April 2009	19.00	14,250
200	Morgan Stanley & Co.	April 2009	14.00	180,000
100	Morgan Stanley & Co.	July 2009	23.00	45,500
200	Mylan, Inc.	July 2009	10.00	77,000
300	Mylan, Inc.	July 2009	12.50	61,500
637	Mylan, Inc.	January 2010	12.50	191,100
400	Pfizer Inc.	June 2009	19.00	1,400
600	Powershares QQQ	May 2009	31.00	81,000
300	Qualcomm Inc.	July 2009	37.50	133,500
80	Schlumberger Ltd.	May 2009	45.00	17,600
300	Starbucks Corp.	April 2009	10.00	39,150
350	Starbucks Corp.	July 2009	12.00	36,050
400	Starbucks Corp.	January 2010	12.50	68,000
200	State Street Corp.	May 2009	40.00	30,500
500	Symantec Corp.	April 2009	15.00	31,250
500	Symantec Corp.	January 2010	15.00	136,250
400	Target Corp.	April 2009	40.00	4,400
50	Transocean, Ltd.	May 2009	60.00	22,500
200	Transocean, Ltd.	August 2009	60.00	166,000
200	Waters Corp.	May 2009	45.00	12,500
150	Waters Corp.	January 2010	45.00	46,125
150	Williams-Sonoma, Inc.	May 2009	10.00	17,625
250	Williams-Sonoma, Inc.	August 2009	10.00	48,750
200	XTO Energy Inc.	May 2009	45.00	1,500
300	Yahoo! Inc.	April 2009	15.00	4,350
300	Yahoo! Inc.	July 2009	15.00	28,500
300	Zebra Technologies Corp. - Class A	May 2009	20.00	25,500
100	Zimmer Holdings, Inc.	June 2009	45.00	6,500
140	Zimmer Holdings, Inc.	January 2010	45.00	35,000

Total Call Options Written	(Premiums Received $4,815,419)			$ 5,246,652

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs		Investments	Derivatives*	Total
Assets:
Level 1: Quoted Prices		$67,965,680	-	$67,965,680
Level 2: Other significant observable inputs		4,000,000	-	4,000,000
Level 3: Significant unobservable inputs		-	-	-
Total		$71,965,680	-	$71,965,680
Liabilities:
Level 1: Quoted Prices		-	$5,246,652	$5,246,652
Level 2: Other significant observable inputs		-	-	-
Level 3: Significant unobservable inputs		-	-	-
Total		-	$5,246,652	$5,246,652

*Consists of call options

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 21, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 21, 2009